JPM Series Trust
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

June 3, 1997

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Rule 24f-2 Notice for JPM Series Trust
         with respect to:
         California Bond Fund
         (Registration Statement File No. 333-11125)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 60 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:                 JPM Series Trust
                                                     60 State Street, Suite 1300
                                                     Boston, MA  02109

2.       Name of each series or class of funds for which this notice is filed:

         JPM Institutional Shares: California Bond Fund
         JPM Pierpont Shares: California Bond Fund

3.       Investment Company Act File Number:                  811-07795
         Securities Act File Number:                          333-11125

4.       Last day of fiscal year for which this notice is filed: April 30, 1997

5.       Not applicable

6.       Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

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Division of Investment Management
Securities and Exchange Commission
June 3, 1997
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9.    Number and aggregate sale price of securities sold during the fiscal year:

         JPM Institutional Shares:
           California Bond Fund             1,531,745         $15,294,184

         JPM Pierpont Shares:
           California Bond Fund                30,000             300,000
                                            ---------         -----------
                                            1,561,745         $15,594,184

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

          JPM Institutional Shares:
           California Bond Fund             1,531,745         $15,294,184

         JPM Pierpont Shares:
           California Bond Fund                30,000             300,000
                                            ---------         -----------
                                            1,561,745         $15,594,184


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:

         JPM Institutional Shares:
           California Bond Fund                  5,423         $    53,778

         JPM Pierpont Shares:
           California Bond Fund                     33                 334
                                             ---------         -----------
                                                 5,456         $    54,112

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on Rule 24f-2
                  (from Item 10):                                    $15,594,184

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                    +    54,112

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):            -   447,602



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Division of Investment Management
Securities and Exchange Commission
June 3, 1997
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         (iv)     Aggregate price of shares redeemed or
                  repurchasedand previously applied as a
                  reduction to filing fees pursuant to
                  Rule 24e-2 (if applicable):                        +         0

         (v)      Net aggregate  price of securities
                  sold and issued during the
                  fiscal year in  reliance  on Rule 24f-2
                  (line (i),  plus line (ii), less line
                  (iii), plus line (iv) (if applicable)):             15,200,694

         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable law
                  or regulation:                                    x  .00030303

         (vii)    Fee due (line (i) or line (v) multiplied by
                  line (vi)):                                       $   4,606.27


13.      Date of wire transfer of filing to the Commission's lockbox depository:
         June 3, 1997

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

Very truly yours,

JPM SERIES TRUST



By:   /s/Richard W. Ingram
         Richard W. Ingram
         President and Treasurer


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